Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.3% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 17.8%
Schwab Core Equity Fund	$1,568,956	$—	($249,388)	$90,989	($476,846)	$933,711	44,804	$325,091
Schwab Fundamental US Large Company Index Fund	137,540	1,083,654	(100,075)	(1,001)	(55,563)	1,064,555	49,376	23,067
Schwab S&P 500 Index Fund	8,383,553	583,464	(2,375,887)	505,149	(1,206,065)	5,890,214	92,381	108,464
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	—	1,421,398	(50,924)	(1,395)	(185,058)	1,184,021	51,524	—
						9,072,501
Mid-Cap 0.6%
Schwab U.S. Mid-Cap Index Fund	464,029	13,281	(84,083)	18,025	(86,271)	324,981	5,998	13,281
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	781,673	179,736	—	—	(172,383)	789,026	41,202	94,736
						10,186,508

International Stocks 9.1%
Developed Markets 9.1%
Schwab International Core Equity Fund	1,983,253	717,937	(472,017)	(29,082)	(328,212)	1,871,879	197,456	64,381
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	3,840,054	698,576	(221,296)	(59,261)	(1,488,102)	2,769,971	144,345	549,467
						4,641,850

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	1,350,166	312,954	(147,718)	(12,971)	(174,426)	1,328,005	188,637	34,410

Fixed Income 41.6%
Inflation-Protected Bond 6.9%
Schwab Treasury Inflation Protected Securities Index Fund	4,365,856	271,932	(770,430)	(31,379)	(295,192)	3,540,787	305,767	171,932
Intermediate-Term Bond 25.0%
Schwab U.S. Aggregate Bond Index Fund	16,943,429	746,149	(3,422,245)	(281,580)	(1,242,003)	12,743,750	1,349,973	241,098
Short-Term Bond 9.7%
Schwab Short-Term Bond Index Fund	6,499,915	265,170	(1,532,748)	(77,385)	(222,357)	4,932,595	509,040	65,138
						21,217,132

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 4.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$2,041,093	$5,198	($49)	$—	($612)	$2,045,630	2,045,630	$6,652
Total Affiliated Underlying Funds (Cost $35,579,260)	$48,359,517	$6,299,449	($9,426,860)	$120,109	($5,933,090)	$39,419,125		$1,697,717

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

U.S. Stocks 5.8%
Large-Cap 5.4%
ClearBridge Large Cap Growth Fund, Class IS *						1,348,259	23,812
Dodge & Cox Stock Fund, Class I						1,375,400	6,107
						2,723,659
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *						208,068	5,335
						2,931,727

Fixed Income 16.4%
Intermediate-Term Bond 14.5%
Baird Aggregate Bond Fund, Institutional Class						6,050,926	592,067
Loomis Sayles Investment Grade Bond Fund, Class Y						447,339	44,116
Western Asset Core Plus Bond Fund, Class I						882,279	86,329
						7,380,544
International Bond 1.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						997,332	99,833
						8,377,876
Total Unaffiliated Underlying Funds (Cost $11,278,982)						$11,309,603
Total Investments in Securities (Cost $46,858,242)						$50,728,728

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.9% OF NET ASSETS

U.S. Stocks 20.9%
Large-Cap 18.6%
Schwab Core Equity Fund	$2,277,077	$—	($434,426)	$206,320	($769,465)	$1,279,506	61,397	$477,407
Schwab Fundamental US Large Company Index Fund	84,013	1,063,395	—	—	(35,070)	1,112,338	51,593	3,977
Schwab S&P 500 Index Fund	11,092,729	142,213	(1,540,465)	1,038,453	(2,081,043)	8,651,887	135,695	142,213
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	—	1,409,891	—	—	(168,519)	1,241,372	54,020	—
						12,285,103
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	693,518	18,018	(150,567)	43,248	(137,229)	466,988	8,619	18,018
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	1,092,075	200,431	—	—	(223,228)	1,069,278	55,837	118,989
						13,821,369

International Stocks 10.3%
Developed Markets 10.3%
Schwab International Core Equity Fund	2,177,755	1,042,310	(200,000)	3,457	(454,834)	2,568,688	270,959	59,309
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,019,167	861,272	(250,000)	(46,280)	(2,361,739)	4,222,420	220,032	861,272
						6,791,108

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,748,366	481,908	(115,000)	(21,920)	(242,323)	1,851,031	262,931	46,600

Fixed Income 38.7%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	5,118,855	205,207	(530,000)	685	(393,545)	4,401,202	380,069	205,207
Intermediate-Term Bond 23.2%
Schwab U.S. Aggregate Bond Index Fund	19,995,824	287,300	(3,142,104)	(197,491)	(1,629,480)	15,314,049	1,622,251	287,241
Short-Term Bond 8.9%
Schwab Short-Term Bond Index Fund	7,560,669	75,974	(1,405,615)	(51,164)	(299,168)	5,880,696	606,883	75,937
						25,595,947

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$2,590,441	$5,537	($500,062)	($123)	($654)	$2,095,139	2,095,139	$7,005
Total Affiliated Underlying Funds (Cost $43,480,893)	$60,450,489	$5,793,456	($8,268,239)	$975,185	($8,796,297)	$50,154,594		$2,303,175

UNAFFILIATED UNDERLYING FUNDS 23.2% OF NET ASSETS

U.S. Stocks 7.0%
Large-Cap 6.2%
ClearBridge Large Cap Growth Fund, Class IS *						2,024,479	35,756
Dodge & Cox Stock Fund, Class I						2,070,280	9,193
						4,094,759
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *						495,274	12,699
						4,590,033

Fixed Income 16.2%
Intermediate-Term Bond 14.2%
Baird Aggregate Bond Fund, Institutional Class						6,974,966	682,482
Loomis Sayles Investment Grade Bond Fund, Class Y						766,151	75,557
Western Asset Core Plus Bond Fund, Class I						1,619,113	158,426
						9,360,230
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,363,799	136,516
						10,724,029
Total Unaffiliated Underlying Funds (Cost $15,187,453)						$15,314,062
Total Investments in Securities (Cost $58,668,346)						$65,468,656

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.2% OF NET ASSETS

U.S. Stocks 21.7%
Large-Cap 19.1%
Schwab Core Equity Fund	$15,100,292	$—	($2,084,672)	$736,346	($4,870,970)	$8,880,996	426,151	$3,544,693
Schwab Fundamental US Large Company Index Fund	630,096	5,899,652	—	—	(283,599)	6,246,149	289,710	29,826
Schwab S&P 500 Index Fund	75,059,726	973,848	(9,325,085)	6,314,440	(13,605,218)	59,417,711	931,896	973,848
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	—	8,482,778	—	—	(980,242)	7,502,536	326,481	—
						82,047,392
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	4,461,137	127,673	—	—	(725,781)	3,863,029	71,300	127,673
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	8,228,779	896,580	—	—	(1,658,001)	7,467,358	389,940	896,580
						93,377,779

International Stocks 11.4%
Developed Markets 11.4%
Schwab International Core Equity Fund	17,711,654	6,574,789	(1,499,999)	(9,798)	(3,493,784)	19,282,862	2,034,057	484,294
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	40,801,835	5,838,263	(640,000)	(123,533)	(16,267,936)	29,608,629	1,542,920	5,838,263
						48,891,491

Real Estate 3.0%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	12,191,759	2,738,850	(300,000)	19,874	(1,849,262)	12,801,221	1,818,355	315,551

Fixed Income 37.0%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	32,789,992	1,311,544	(4,198,252)	(2,880)	(2,570,339)	27,330,065	2,360,109	1,311,544
Intermediate-Term Bond 22.1%
Schwab U.S. Aggregate Bond Index Fund	125,307,510	1,808,576	(20,347,493)	(1,397,688)	(10,165,367)	95,205,538	10,085,332	1,808,195
Short-Term Bond 8.5%
Schwab Short-Term Bond Index Fund	46,734,024	474,063	(8,411,821)	(268,829)	(1,920,112)	36,607,325	3,777,846	473,834
						159,142,928

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$15,951,603	$35,317	($2,500,381)	($750)	($4,034)	$13,481,755	13,481,755	$44,804
Total Affiliated Underlying Funds (Cost $278,656,732)	$394,968,407	$35,161,933	($49,307,703)	$5,267,182	($58,394,645)	$327,695,174		$15,849,105

UNAFFILIATED UNDERLYING FUNDS 23.1% OF NET ASSETS

U.S. Stocks 7.2%
Large-Cap 6.7%
ClearBridge Large Cap Growth Fund, Class IS *						13,975,682	246,833
Dodge & Cox Stock Fund, Class I						15,146,264	67,254
						29,121,946
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						2,164,243	55,493
						31,286,189

Fixed Income 15.9%
Intermediate-Term Bond 13.7%
Baird Aggregate Bond Fund, Institutional Class						39,849,272	3,899,146
Loomis Sayles Investment Grade Bond Fund, Class Y						6,215,054	612,924
Western Asset Core Plus Bond Fund, Class I						12,881,574	1,260,428
						58,945,900
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						9,386,505	939,590
						68,332,405
Total Unaffiliated Underlying Funds (Cost $98,623,526)						$99,618,594
Total Investments in Securities (Cost $377,280,258)						$427,313,768

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.7% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 23.4%
Schwab Core Equity Fund	$30,810,897	$—	($7,337,903)	$1,496,834	($9,624,193)	$15,345,635	736,355	$7,232,652
Schwab Fundamental US Large Company Index Fund	1,143,426	7,591,725	—	—	(244,172)	8,490,979	393,830	54,124
Schwab S&P 500 Index Fund	112,235,211	1,456,173	(10,527,976)	2,509,207	(13,680,400)	91,992,215	1,442,789	1,456,173
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	5,443,022	10,934,857	—	—	(3,974,633)	12,403,246	539,741	646,054
						128,232,075
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	7,075,174	202,483	(600,000)	54,102	(1,229,593)	5,502,166	101,553	202,483
Small-Cap 2.2%
Schwab Small-Cap Equity Fund	15,175,891	1,653,515	(1,500,000)	(112,305)	(2,952,321)	12,264,780	640,458	1,653,515
						145,999,021

International Stocks 14.4%
Developed Markets 14.4%
Schwab International Core Equity Fund	30,940,500	6,498,102	—	—	(5,952,458)	31,486,144	3,321,323	870,352
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	65,698,592	9,400,696	(1,110,001)	(554,871)	(25,967,139)	47,467,277	2,473,542	9,400,696
						78,953,421

Real Estate 3.7%
Global Real Estate 3.7%
Schwab Global Real Estate Fund	19,340,678	3,896,144	—	—	(2,918,134)	20,318,688	2,886,177	505,764

Fixed Income 27.7%
Inflation-Protected Bond 3.8%
Schwab Treasury Inflation Protected Securities Index Fund	19,066,823	4,116,149	(637,740)	(74,382)	(1,667,966)	20,802,884	1,796,449	881,882
Intermediate-Term Bond 17.4%
Schwab U.S. Aggregate Bond Index Fund	116,519,168	3,385,972	(13,083,124)	(1,612,144)	(9,578,053)	95,631,819	10,130,489	1,751,075
Short-Term Bond 6.5%
Schwab Short-Term Bond Index Fund	42,631,137	449,778	(5,445,167)	(338,397)	(1,762,329)	35,535,022	3,667,185	449,566
						151,969,725

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$12,653,373	$32,221	($302)	$—	($3,794)	$12,681,498	12,681,498	$41,235
Total Affiliated Underlying Funds (Cost $356,481,032)	$478,733,892	$49,617,815	($40,242,213)	$1,368,044	($79,555,185)	$409,922,353		$25,145,571

UNAFFILIATED UNDERLYING FUNDS 24.5% OF NET ASSETS

U.S. Stocks 8.4%
Large-Cap 7.7%
ClearBridge Large Cap Growth Fund, Class IS *						17,785,245	314,116
Dodge & Cox Stock Fund, Class I						24,483,857	108,716
						42,269,102
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *						3,745,784	96,046
						46,014,886

International Stocks 0.4%
Emerging Markets 0.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,988,219	246,372

Fixed Income 15.7%
Intermediate-Term Bond 12.3%
Baird Aggregate Bond Fund, Institutional Class						37,627,734	3,681,774
Loomis Sayles Investment Grade Bond Fund, Class Y						10,637,471	1,049,060
Western Asset Core Plus Bond Fund, Class I						19,310,690	1,889,500
						67,575,895
International Bond 3.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						18,635,786	1,865,444
						86,211,681
Total Unaffiliated Underlying Funds (Cost $133,125,700)						$134,214,786
Total Investments in Securities (Cost $489,606,732)						$544,137,139

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.9% OF NET ASSETS

U.S. Stocks 32.4%
Large-Cap 28.0%
Schwab Core Equity Fund	$70,910,149	$—	($17,497,159)	$5,603,493	($24,270,380)	$34,746,103	1,667,279	$16,645,684
Schwab Fundamental US Large Company Index Fund	5,893,250	17,463,390	—	—	(1,144,455)	22,212,185	1,030,250	278,957
Schwab S&P 500 Index Fund	217,688,882	2,824,361	(12,564,667)	1,753,659	(23,746,977)	185,955,258	2,916,488	2,824,361
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	23,583,922	22,721,646	—	—	(12,490,817)	33,814,751	1,471,486	2,799,271
						276,728,297
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	14,994,937	429,138	—	—	(2,439,521)	12,984,554	239,656	429,138
Small-Cap 3.1%
Schwab Small-Cap Equity Fund	36,286,126	3,953,615	(1,946,357)	(242,881)	(7,168,053)	30,882,450	1,612,661	3,953,615
						320,595,301

International Stocks 17.8%
Developed Markets 17.8%
Schwab International Core Equity Fund	72,385,637	11,637,829	—	—	(13,991,696)	70,031,770	7,387,317	2,036,199
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	133,184,630	27,447,793	(900,000)	(329,442)	(53,908,776)	105,494,205	5,497,353	19,057,154
						175,525,975

Real Estate 4.5%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	38,745,994	12,162,267	—	—	(6,351,104)	44,557,157	6,329,142	1,070,075

Fixed Income 17.7%
Inflation-Protected Bond 1.2%
Schwab Treasury Inflation Protected Securities Index Fund	8,963,030	3,759,748	—	—	(898,884)	11,823,894	1,021,062	453,354
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond Index Fund	145,012,045	2,191,494	(14,613,734)	(1,928,466)	(12,037,542)	118,623,797	12,566,080	2,191,082
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	52,149,714	552,004	(5,430,520)	(330,506)	(2,226,091)	44,714,601	4,614,510	551,740
						175,162,292

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$14,659,600	$37,330	($350)	$—	($4,395)	$14,692,185	14,692,185	$47,774
Total Affiliated Underlying Funds (Cost $592,293,296)	$834,457,916	$105,180,615	($52,952,787)	$4,525,857	($160,678,691)	$730,532,910		$52,338,404

UNAFFILIATED UNDERLYING FUNDS 25.3% OF NET ASSETS

U.S. Stocks 9.9%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						35,479,831	626,631
Dodge & Cox Stock Fund, Class I						51,111,463	226,950
						86,591,294
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *						11,211,406	287,472
						97,802,700

International Stocks 1.2%
Emerging Markets 1.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,515,028	1,426,893

Fixed Income 14.2%
Intermediate-Term Bond 10.2%
Baird Aggregate Bond Fund, Institutional Class						34,949,663	3,419,732
Loomis Sayles Investment Grade Bond Fund, Class Y						30,449,550	3,002,914
Western Asset Core Plus Bond Fund, Class I						35,815,357	3,504,438
						101,214,570
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						39,369,490	3,940,890
						140,584,060
Total Unaffiliated Underlying Funds (Cost $248,968,421)						$249,901,788
Total Investments in Securities (Cost $841,261,717)						$980,434,698

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.7% OF NET ASSETS

U.S. Stocks 36.5%
Large-Cap 31.1%
Schwab Core Equity Fund	$41,894,424	$—	($10,323,893)	$1,817,068	($12,806,343)	$20,581,256	987,584	$9,834,436
Schwab Fundamental US Large Company Index Fund	7,215,216	11,631,250	—	—	(977,347)	17,869,119	828,809	341,533
Schwab S&P 500 Index Fund	118,696,941	1,540,010	(5,495,566)	757,596	(12,808,155)	102,690,826	1,610,584	1,540,010
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	20,266,768	11,594,267	—	—	(9,375,776)	22,485,259	978,471	2,405,545
						163,626,460
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	9,050,934	259,028	—	—	(1,472,494)	7,837,468	144,656	259,028
Small-Cap 3.9%
Schwab Small-Cap Equity Fund	22,651,391	3,239,228	(900,000)	(62,977)	(4,531,193)	20,396,449	1,065,089	2,468,020
						191,860,377

International Stocks 19.9%
Developed Markets 19.9%
Schwab International Core Equity Fund	41,509,544	9,349,089	—	—	(8,899,568)	41,959,065	4,426,062	1,299,415
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	80,171,247	15,062,264	—	—	(32,561,936)	62,671,575	3,265,846	11,471,562
						104,630,640

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	23,203,409	7,653,785	—	—	(3,838,388)	27,018,806	3,837,899	650,000

Fixed Income 11.9%
Intermediate-Term Bond 8.7%
Schwab U.S. Aggregate Bond Index Fund	55,188,599	832,351	(4,806,705)	(556,268)	(4,734,360)	45,923,617	4,864,790	832,198
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	19,015,497	199,372	(1,634,101)	(67,451)	(839,740)	16,673,577	1,720,699	199,276
						62,597,194

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$6,016,506	$15,320	($143)	$—	($1,804)	$6,029,879	6,029,879	$19,606
Total Affiliated Underlying Funds (Cost $335,133,414)	$444,880,476	$61,375,964	($23,160,408)	$1,887,968	($92,847,104)	$392,136,896		$31,320,629

UNAFFILIATED UNDERLYING FUNDS 24.7% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 9.9%
ClearBridge Large Cap Growth Fund, Class IS *						22,176,265	391,668
Dodge & Cox Stock Fund, Class I						30,006,475	133,238
						52,182,740
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						7,146,966	183,256
						59,329,706

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,126,380	1,254,818

Fixed Income 11.5%
Intermediate-Term Bond 8.1%
Baird Aggregate Bond Fund, Institutional Class						10,392,121	1,016,842
Loomis Sayles Investment Grade Bond Fund, Class Y						16,655,616	1,642,566
Western Asset Core Plus Bond Fund, Class I						15,316,148	1,498,645
						42,363,885
International Bond 3.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						18,091,757	1,810,987
						60,455,642
Total Unaffiliated Underlying Funds (Cost $130,131,037)						$129,911,728
Total Investments in Securities (Cost $465,264,451)						$522,048,624

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.0% OF NET ASSETS

U.S. Stocks 40.0%
Large-Cap 34.0%
Schwab Core Equity Fund	$91,261,565	$—	($22,738,550)	$5,908,447	($29,989,315)	$44,442,147	2,132,541	$21,423,043
Schwab Fundamental US Large Company Index Fund	21,802,800	22,053,362	—	—	(2,494,310)	41,361,852	1,918,453	1,032,037
Schwab S&P 500 Index Fund	246,182,829	3,194,050	(5,200,000)	(62,691)	(26,007,529)	218,106,659	3,420,744	3,194,050
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	58,761,596	18,186,555	—	—	(24,277,451)	52,670,700	2,292,023	6,974,652
						356,581,358
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	18,965,177	542,762	—	—	(3,085,437)	16,422,502	303,110	542,762
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	53,945,780	5,877,752	(1,800,000)	(378,500)	(10,726,967)	46,918,065	2,450,030	5,877,752
						419,921,925

International Stocks 21.4%
Developed Markets 21.4%
Schwab International Core Equity Fund	95,031,438	13,069,923	—	—	(18,850,591)	89,250,770	9,414,638	2,673,222
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	174,075,204	32,196,647	—	—	(71,264,813)	135,007,038	7,035,281	24,908,114
						224,257,808

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	51,681,449	16,271,412	—	—	(8,441,525)	59,511,336	8,453,315	1,428,484

Fixed Income 8.4%
Intermediate-Term Bond 6.3%
Schwab U.S. Aggregate Bond Index Fund	75,697,757	1,151,606	(3,200,000)	(232,169)	(6,902,011)	66,515,183	7,046,100	1,151,405
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	26,529,002	273,140	(3,757,024)	(151,023)	(1,088,742)	21,805,353	2,250,294	273,012
						88,320,536

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$4,878,097	$12,422	($116)	$—	($1,463)	$4,888,940	4,888,940	$15,897
Total Affiliated Underlying Funds (Cost $629,078,283)	$918,812,694	$112,829,631	($36,695,690)	$5,084,064	($203,130,154)	$796,900,545		$69,494,430

UNAFFILIATED UNDERLYING FUNDS 23.2% OF NET ASSETS

U.S. Stocks 12.1%
Large-Cap 10.5%
ClearBridge Large Cap Growth Fund, Class IS *						45,424,949	802,277
Dodge & Cox Stock Fund, Class I						64,011,979	284,232
						109,436,928
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						16,774,562	430,117
						126,211,490

International Stocks 2.9%
Emerging Markets 2.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						30,697,623	3,803,919

Fixed Income 8.2%
Intermediate-Term Bond 5.7%
Baird Aggregate Bond Fund, Institutional Class						9,812,817	960,158
Loomis Sayles Investment Grade Bond Fund, Class Y						31,675,886	3,123,855
Western Asset Core Plus Bond Fund, Class I						18,587,828	1,818,770
						60,076,531
International Bond 2.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						25,869,077	2,589,497
						85,945,608
Total Unaffiliated Underlying Funds (Cost $241,598,638)						$242,854,721
Total Investments in Securities (Cost $870,676,921)						$1,039,755,266

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.7% OF NET ASSETS

U.S. Stocks 43.1%
Large-Cap 36.4%
Schwab Core Equity Fund	$19,914,426	$—	($4,845,615)	$137,455	($5,408,969)	$9,797,297	470,120	$4,674,778
Schwab Fundamental US Large Company Index Fund	6,691,733	4,440,638	—	—	(630,590)	10,501,781	487,096	316,754
Schwab S&P 500 Index Fund	50,570,503	656,117	—	—	(5,366,346)	45,860,274	719,264	656,117
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	15,029,286	7,027,605	—	—	(6,366,429)	15,690,462	682,788	1,783,887
						81,849,814
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	4,191,025	119,942	—	—	(681,836)	3,629,131	66,983	119,942
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	12,082,130	1,844,224	—	—	(2,455,062)	11,471,292	599,023	1,316,429
						96,950,237

International Stocks 23.4%
Developed Markets 23.4%
Schwab International Core Equity Fund	22,705,478	2,323,952	—	—	(4,402,968)	20,626,462	2,175,787	643,952
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	37,401,355	10,189,802	—	—	(15,613,253)	31,977,904	1,666,384	5,478,467
						52,604,366

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	11,378,442	4,590,946	—	—	(1,951,359)	14,018,029	1,991,197	328,019

Fixed Income 4.8%
Intermediate-Term Bond 3.4%
Schwab U.S. Aggregate Bond Index Fund	9,548,183	136,674	(1,270,000)	(83,922)	(777,918)	7,553,017	800,108	136,645
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	3,248,739	35,381	—	—	(160,164)	3,123,956	322,390	35,367
						10,676,973

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$425,417	$1,084	($10)	$—	($128)	$426,363	426,362	$1,386
Total Affiliated Underlying Funds (Cost $162,861,072)	$193,186,717	$31,366,365	($6,115,625)	$53,533	($43,815,022)	$174,675,968		$15,491,743

UNAFFILIATED UNDERLYING FUNDS 21.5% OF NET ASSETS

U.S. Stocks 11.6%
Large-Cap 10.0%
ClearBridge Large Cap Growth Fund, Class IS *						7,824,757	138,198
Dodge & Cox Stock Fund, Class I						14,605,275	64,852
						22,430,032
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						3,521,647	90,299
						25,951,679

International Stocks 3.6%
Emerging Markets 3.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,190,285	1,014,905

Fixed Income 6.3%
Intermediate-Term Bond 4.5%
Baird Aggregate Bond Fund, Institutional Class						2,060,436	201,608
Loomis Sayles Investment Grade Bond Fund, Class Y						5,685,356	560,686
Western Asset Core Plus Bond Fund, Class I						2,426,119	237,389
						10,171,911
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,911,719	391,563
						14,083,630
Total Unaffiliated Underlying Funds (Cost $48,377,839)						$48,225,594
Total Investments in Securities (Cost $211,238,911)						$222,901,562

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 45.2%
Large-Cap 38.0%
Schwab Core Equity Fund	$20,714,110	$—	($5,228,355)	$157,179	($5,623,300)	$10,019,634	480,789	$4,862,499
Schwab Fundamental US Large Company Index Fund	7,501,204	4,338,486	—	—	(710,818)	11,128,872	516,181	355,069
Schwab S&P 500 Index Fund	49,586,015	643,345	(390,000)	(50,830)	(5,211,047)	44,577,483	699,145	643,345
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	16,862,105	8,078,331	—	—	(7,094,187)	17,846,249	776,599	2,001,431
						83,572,238
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	3,962,121	392,226	—	—	(663,944)	3,690,403	68,114	113,391
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	12,824,393	1,877,303	—	—	(2,591,367)	12,110,329	632,393	1,397,303
						99,372,970

International Stocks 24.1%
Developed Markets 24.1%
Schwab International Core Equity Fund	22,597,338	3,665,268	—	—	(4,622,979)	21,639,627	2,282,661	655,269
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	38,092,718	9,130,451	—	—	(15,935,159)	31,288,010	1,630,433	5,549,543
						52,927,637

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	11,579,737	4,813,603	—	—	(1,994,895)	14,398,445	2,045,234	335,778

Fixed Income 3.7%
Intermediate-Term Bond 2.6%
Schwab U.S. Aggregate Bond Index Fund	6,018,149	793,543	(440,000)	(36,924)	(520,883)	5,813,885	615,878	93,527
Short-Term Bond 1.1%
Schwab Short-Term Bond Index Fund	1,920,368	521,191	—	—	(89,988)	2,351,571	242,680	21,181
						8,165,456

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$28,055	$70	$—	$—	($8)	$28,117	28,117	$91
Total Affiliated Underlying Funds (Cost $163,860,554)	$191,686,313	$34,253,817	($6,058,355)	$69,425	($45,058,575)	$174,892,625		$16,028,427

UNAFFILIATED UNDERLYING FUNDS 19.8% OF NET ASSETS

U.S. Stocks 11.4%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *						6,448,719	113,895
Dodge & Cox Stock Fund, Class I						14,386,025	63,878
						20,834,744
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						4,222,225	108,262
						25,056,969

International Stocks 4.4%
Emerging Markets 4.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,620,702	1,192,156

Fixed Income 4.0%
Intermediate-Term Bond 2.8%
Loomis Sayles Investment Grade Bond Fund, Class Y						4,068,132	401,196
Western Asset Core Plus Bond Fund, Class I						1,990,435	194,759
						6,058,567
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,668,842	267,151
						8,727,409
Total Unaffiliated Underlying Funds (Cost $43,700,367)						$43,405,080
Total Investments in Securities (Cost $207,560,921)						$218,297,705

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 38.6%
Schwab Core Equity Fund	$13,228,444	$—	($3,026,432)	$63,899	($3,583,033)	$6,682,878	320,676	$3,105,288
Schwab Fundamental US Large Company Index Fund	5,397,376	2,747,029	—	—	(504,967)	7,639,438	354,334	255,485
Schwab S&P 500 Index Fund	31,762,806	412,099	—	—	(3,370,545)	28,804,360	451,762	412,099
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	12,058,925	5,944,008	—	—	(5,167,764)	12,835,169	558,537	1,431,322
						55,961,845
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	2,744,354	78,541	—	—	(446,478)	2,376,417	43,862	78,541
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	8,858,802	1,265,226	—	—	(1,813,056)	8,310,972	433,993	965,225
						66,649,234

International Stocks 24.7%
Developed Markets 24.7%
Schwab International Core Equity Fund	14,639,313	2,781,667	—	—	(3,083,323)	14,337,657	1,512,411	461,667
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	25,342,418	6,842,091	—	—	(10,653,878)	21,530,631	1,121,971	3,692,079
						35,868,288

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	7,795,440	3,151,070	—	—	(1,356,839)	9,589,671	1,362,169	224,520

Fixed Income 2.4%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	2,564,999	287,294	(399,999)	(19,506)	(196,637)	2,236,151	236,880	37,290
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	875,475	359,891	—	—	(41,711)	1,193,655	123,184	9,887
						3,429,806
Total Affiliated Underlying Funds (Cost $109,768,093)	$125,268,352	$23,868,916	($3,426,431)	$44,393	($30,218,231)	$115,536,999		$10,673,403

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.6% OF NET ASSETS

U.S. Stocks 11.5%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *						$3,988,523	70,444
Dodge & Cox Stock Fund, Class I						9,757,575	43,327
						13,746,098
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *						2,839,045	72,796
						16,585,143

International Stocks 4.7%
Emerging Markets 4.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						6,843,611	848,031

Fixed Income 3.4%
Intermediate-Term Bond 2.5%
Loomis Sayles Investment Grade Bond Fund, Class Y						2,699,829	266,255
Western Asset Core Plus Bond Fund, Class I						994,027	97,263
						3,693,856
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,277,340	127,862
						4,971,196
Total Unaffiliated Underlying Funds (Cost $28,548,339)						$28,399,950
Total Investments in Securities (Cost $138,316,432)						$143,936,949

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.8% OF NET ASSETS

U.S. Stocks 47.7%
Large-Cap 40.2%
Schwab Core Equity Fund	$3,258,883	$141,000	($605,836)	($7,143)	($875,009)	$1,911,895	91,742	$765,001
Schwab Fundamental US Large Company Index Fund	1,474,879	1,133,993	(50,000)	(3,533)	(141,874)	2,413,465	111,942	69,814
Schwab S&P 500 Index Fund	8,131,219	1,141,250	(370,000)	(54,146)	(789,662)	8,058,661	126,391	105,497
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	3,322,582	2,346,996	—	—	(1,525,591)	4,143,987	180,330	426,011
						16,528,008
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	683,890	220,728	—	—	(118,494)	786,124	14,509	20,728
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	2,241,296	564,121	—	(90)	(483,698)	2,321,629	121,234	254,121
						19,635,761

International Stocks 25.5%
Developed Markets 25.5%
Schwab International Core Equity Fund	4,222,062	990,667	(100,000)	(26,423)	(847,689)	4,238,617	447,112	125,667
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,269,552	2,851,940	—	—	(2,861,689)	6,259,803	326,201	975,468
						10,498,420

Real Estate 6.7%
Global Real Estate 6.7%
Schwab Global Real Estate Fund	2,031,876	1,175,208	(70,000)	(15,351)	(367,819)	2,753,914	391,181	62,550

Fixed Income 1.9%
Intermediate-Term Bond 1.4%
Schwab U.S. Aggregate Bond Index Fund	371,694	481,939	(219,999)	(15,138)	(15,802)	602,694	63,845	6,940
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	107,781	91,709	—	—	(8,453)	191,037	19,715	1,709
						793,731
Total Affiliated Underlying Funds (Cost $34,437,947)	$32,115,714	$11,139,551	($1,415,835)	($121,824)	($8,035,780)	$33,681,826		$2,813,506

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 17.7% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS *						$1,055,083	18,634
Dodge & Cox Stock Fund, Class I						2,433,870	10,807
						3,488,953
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *						863,334	22,137
						4,352,287

International Stocks 5.2%
Emerging Markets 5.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						2,155,451	267,094

Fixed Income 1.9%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						569,176	56,132
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						227,436	22,766
						796,612
Total Unaffiliated Underlying Funds (Cost $7,668,582)						$7,304,350
Total Investments in Securities (Cost $42,106,529)						$40,986,176

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 82.2% OF NET ASSETS

U.S. Stocks 47.9%
Large-Cap 40.2%
Schwab Core Equity Fund	$362,105	$50,000	($25,000)	($7,001)	($95,320)	$284,784	13,665	$85,002
Schwab Fundamental US Large Company Index Fund	166,209	244,454	(23,943)	(1,137)	(20,206)	365,377	16,947	9,454
Schwab S&P 500 Index Fund	924,860	674,779	(300,536)	(15,845)	(97,279)	1,185,979	18,601	11,779
Schwab Select Large Cap Growth Fund (formerly Laudus U.S. Large Cap Growth Fund) *	375,362	516,903	(67,001)	(22,001)	(174,605)	628,658	27,357	50,589
						2,464,798
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	77,292	42,297	—	—	(15,260)	104,329	1,926	2,296
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	250,158	190,486	(11,000)	(2,420)	(57,996)	369,228	19,281	29,486
						2,938,355

International Stocks 25.8%
Developed Markets 25.8%
Schwab International Core Equity Fund	531,592	411,437	(194,097)	(19,611)	(97,919)	631,402	66,604	15,437
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	645,158	734,158	(70,012)	(28,725)	(332,931)	947,648	49,382	111,727
						1,579,050

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	223,516	254,684	(10,000)	(856)	(52,283)	415,061	58,958	8,404

Fixed Income 1.7%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	30,682	68,314	(29,324)	(926)	(782)	67,964	7,200	523
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	15,020	22,275	—	—	(1,137)	36,158	3,731	275
						104,122
Total Affiliated Underlying Funds (Cost $5,759,992)	$3,601,954	$3,209,787	($730,913)	($98,522)	($945,718)	$5,036,588		$324,972

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 17.4% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS *						$150,101	2,651
Dodge & Cox Stock Fund, Class I						373,053	1,656
						523,154
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *						122,480	3,141
						645,634

International Stocks 5.4%
Emerging Markets 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						331,138	41,033

Fixed Income 1.4%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y						58,825	5,801
International Bond 0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						27,433	2,746
						86,258
Total Unaffiliated Underlying Funds (Cost $1,254,969)						$1,063,030
Total Investments in Securities (Cost $7,014,961)						$6,099,618

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUL22